UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Black Horse Capital Advisors LLC
Address:          338 S. Sharon Amity Road, #202
                  Charlotte, North Carolina 28211


Form 13F File Number: 028-12900

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Dale Chappell
Title:            Managing Member
Phone:            (212) 332-1112

Signature, Place, and Date of Signing:

    /s/ Dale Chappell       Charlotte, North Carolina     February 17, 2009
    -----------------       -------------------------     ---------------
      [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     24

Form 13F Information Table Value Total:     $49,747 (thousands)


List of Other Included Managers:

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FORM 13F INFORMATION TABLE             Name of Reporting Manager: Black Horse Capital Advisors LLC
For Quarter Ended: 12/31/08                                                                                        VOTING AUTHORITY
                                       Reporting Managers: 1 = Black Horse Capital Management LLC
                                                           2 = Black Horse Capital Advisors LLC
                                                               VALUE    SHARES/         PUT/ INVSTMT  OTHER
NAME OF ISSUER               TITLE OF CLASS     CUSIP         (x$1000)  PRN AMT  SH/PRN CALL DISCRETN MANAGERS  SOLE   SHARED  NONE
ASPECT MED SYS INC           NOTE 2.500% 6/1    045235 AB 4       404     846,400 PRN          SOLE     1         846,400
ASPECT MED SYS INC           NOTE 2.500% 6/1    045235 AB 4        73     153,600 PRN          SOLE     2         153,600
COVANTA HLDG CORP            COM                22282E 10 2     4,111     187,225 SH           SOLE     1         187,225
COVANTA HLDG CORP            COM                22282E 10 2       767      34,922 SH           SOLE     2          34,922
CPEX PHARMACEUTICALS INC     COM                12620N 10 4     2,189     224,490 SH           SOLE     1         224,490
CPEX PHARMACEUTICALS INC     COM                12620N 10 4       394      40,447 SH           SOLE     2          40,447
E M C CORP MASS              COM                268648 10 2    11,224   1,071,995 SH           SOLE     1       1,071,995
E M C CORP MASS              COM                268648 10 2     2,037     194,540 SH           SOLE     2         194,540
GENELABS TECHNOLOGIES INC    COM NEW            368706 20 6     1,292   1,001,291 SH           SOLE     1       1,001,291
GENELABS TECHNOLOGIES INC    COM NEW            368706 20 6       235     182,129 SH           SOLE     2         182,129
MCCLATCHY CO                 CL A               579489 10 5         9      11,709 SH           SOLE     2          11,709
NEWCASTLE INVT CORP          COM                65105M 10 8        33      39,742 SH           SOLE     2          39,742
OMRIX BIOPHARMACEUTICALS INC COM                681989 10 9     1,830      73,236 SH           SOLE     1          73,236
OMRIX BIOPHARMACEUTICALS INC COM                681989 10 9       332      13,290 SH           SOLE     2          13,290
PROTEIN DESIGN LABS INC      NOTE 2.750% 8/1    74369L AD 5     2,241   2,539,200 PRN          SOLE     1       2,539,200
PROTEIN DESIGN LABS INC      NOTE 2.750% 8/1    74369L AD 5       407     460,800 PRN          SOLE     2         460,800
QUESTCOR PHARMACEUTICALS INC COM                74835Y 10 1     4,183     449,290 SH           SOLE     1         449,290
QUESTCOR PHARMACEUTICALS INC COM                74835Y 10 1       756      81,229 SH           SOLE     2          81,229
SERACARE LIFE SCIENCES INC D COM                81747T 10 4     1,178     912,840 SH           SOLE     1         912,840
SERACARE LIFE SCIENCES INC D COM                81747T 10 4       234     181,747 SH           SOLE     2         181,747
SPDR TR                      UNIT SER 1         78462F 10 3     8,571      94,984 SH           SOLE     1          94,984
SPDR TR                      UNIT SER 1         78462F 10 3     1,557      17,259 SH           SOLE     2          17,259
UST INC                      COM                902911 10 6     4,815      69,405 SH           SOLE     1          69,405
UST INC                      COM                902911 10 6       874      12,595 SH           SOLE     2          12,595

